Summary Of Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Summary Of Quarterly Financial Data [Abstract]
Summary Of Quarterly Financial Data

18.    Summary of Quarterly Financial Data (Unaudited)

Presented below is a summary of the consolidated quarterly financial data for the years ended December 31, 2011 and 2010 (amounts in thousands, except per share data):

	1ST QUARTER	2ND QUARTER	3RD QUARTER	4TH QUARTER
2011:
Revenues as reported	$8,534	$9,067	$9,632	$9,765
Reclassification from discontinued operations	(83)	—	—	—

Adjusted revenues	$8,451	$9,067	$9,632	$9,765
Net income (loss) available to AmREIT stockholders	$1,336	$566	$1,118	$1,220
Net income (loss) per share–basic and diluted	$0.12	$0.04	$0.10	$0.10
2010:
Revenues as reported	$8,646	$8,744	$8,996	$8,501
Reclassification from discontinued operations	(765)	(584)	(82)	(82)

Adjusted revenues	$7,881	$8,160	$8,914	$8,419
Net income (loss) available to AmREIT stockholders	$677	$637	$8,285	$(3,467)
Net income (loss) per share–basic and diluted	$0.06	$0.06	$0.72	$(0.32)